Commitments and Contingencies (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Commitments and Contingencies
Operating Leases, Rent Expense, Net	$ 44,000	$ 43,000	$ 90,000	$ 84,000